Significant Accounting Policies (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Related Party Transaction, Expenses from Transactions with Related Party	$ 50	$ 48	$ 32